Investments and Derivative Instruments (Sales of Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed maturities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	$ 19,190,000	$ 23,555	$ 19,861
Gross gains	1,867,000	521	354
Gross losses	(421,000)	(270)	(205)
Equity Securities, AFS [Member]
Available for-sale-securities, Gross Realized Gain (Loss)
Sale proceeds	81,000	133	147
Gross gains	254,000	15	50
Gross losses	$ (263,000)	$ (5)	$ 0